Annual Maturities of Parent Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012
Debt Instrument [Line Items]
2013	$ 1,094
2014	48
2015	84
2016	1,020
2017 and subsequent	2,622
Parent company
Debt Instrument [Line Items]
2012	0
2013	400
2014	0
2015	0
2016	0
2017 and subsequent	422
Total	$ 822